Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Mortgage-backed securities, at fair value
Pledged to counterparties	$ 335,774,980	$ 109,604,559
Unpledged	15,447,532	5,775,015
Total mortgage-backed securities	351,222,512	115,379,574
Cash and cash equivalents	8,169,402	2,537,257
Restricted cash	2,445,625	449,000
Accrued interest receivable	1,559,437	440,877
Due from affiliates	0	45,126
Prepaid expenses and other assets	179,071	9,122
Total Assets	363,576,047	118,860,956
LIABILITIES:
Repurchase agreements	318,557,054	103,941,174
Accrued interest payable	91,461	54,084
Due to affiliates	81,925	0
Accounts payable, accrued expenses and other	80,260	140,723
Total Liabilities	318,810,700	104,135,981
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value	0	0
Common Stock, $0.01 par value	33,417	1,541
Additional paid-in capital	46,115,961	15,409,459
Accumulated deficit	(1,384,031)	(686,025)
Total Stockholders' Equity	44,765,347	14,724,975
Total Liabilities and Stockholders' Equity	$ 363,576,047	$ 118,860,956